Consolidated Quarterly Results of Operations (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 30,073,451	$ 36,971,275	$ 27,350,283	$ 23,441,614	$ 21,218,416	$ 22,838,008	$ 15,137,902	$ 9,759,159	$ 5,433,944	$ 69,012,432	$ 44,660,030	$ 108,981,588	$ 53,169,013	$ 31,376,816
Gross margin	(20,266,274)	5,063,895	(25,126,342)	1,375,859	(1,518,969)	(4,541,911)	(1,658,756)	(774,671)	1,122,500	(16,345,282)	(143,110)	(20,205,557)	(5,852,838)	2,495,867
Net loss	$ (50,429,654)	$ (17,807,671)	$ (49,084,542)	$ (7,180,563)	$ (16,361,792)	$ (112,764,106)	$ (56,698,794)	$ (112,082,211)	$ (13,593,828)	$ (68,953,771)	$ (23,542,357)	$ (90,434,568)	$ (295,138,939)	$ (48,136,927)
Basic and diluted net loss per weighted average common share		$ (0.09)	$ (0.25)	$ (0.04)	$ (0.10)	$ (1.32)	$ (1.85)	$ (3.70)	$ (0.47)		$ (0.13)	$ (0.48)	$ (6.69)	$ (1.69)